Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,620,002.50
Previously Paid Amount	2,668.09
Total Fee Amount	2,985.72
Total Offset Amount	0.00
Net Fee	$ 317.63
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A